UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2007 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2007

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks—97.3%
Consumer Discretionary—8.1%
Darden Restaurants, Inc.	11,100		$441,669
DIRECTV Group, Inc., The*	21,100		524,757
Ford Motor Co.*	77,400	[2]	581,274
Gap, Inc., The	53,700	[2]	1,095,480
Jack in the Box, Inc.*	21,800	[2]	652,910
Magna International, Inc.	9,900	[2]	834,273
McDonald’s Corp.	11,800		689,946
Phillips-Van Heusen Corp.	17,100		725,382
Snap-On, Inc.	16,700		816,296
TJX Cos., Inc.	16,800		492,912
Walt Disney Co., The	26,200		868,530
Total Consumer Discretionary			7,723,429
Consumer Staples—8.2%
Altria Group, Inc.	28,300		2,194,948
CVS Corp.	19,000		761,710
H.J. Heinz Co.	17,600		832,480
Loews Corp.—Carolina Group	13,900		1,236,405
Molson Coors Brewing Co.	17,600	[2]	947,584
Pepsi Bottling Group, Inc.	19,500	[2]	832,065
Procter & Gamble Co.	14,300		1,058,200
Total Consumer Staples			7,863,392
Energy—12.8%
Anadarko Petroleum Corp.	14,600		826,360
ChevronTexaco Corp.	18,200		1,597,414
ConocoPhillips Co.	9,000		720,360
Exterran Holdings, Inc.*	7,900	[2]	632,316
Exxon Mobil Corp.	48,800		4,351,008
Frontier Oil Corp.	12,200		539,240
Marathon Oil Corp.	25,300		1,414,270
Occidental Petroleum Corp.	12,600		879,102
Tesoro Corp.	7,500	[2]	368,850
Valero Energy Corp.	14,800		963,036
Total Energy			12,291,956
Financials—24.4%
American International Group, Inc.	19,900		1,156,787
Ameriprise Financial, Inc.	16,100		944,909
AON Corp.	30,700	[2]	1,534,079
Bank of America Corp.	71,600		3,302,908
Bank of New York Mellon Corp.	32,100		1,539,516
Citigroup, Inc.	32,800		1,092,240
Goldman Sachs Group, Inc.	6,400		1,450,496
Hartford Financial Services Group, Inc.	11,800		1,124,776
Health Care REIT, Inc.	28,400	[2]	1,272,604
JPMorgan Chase & Co.	64,000		2,919,680
Morgan Stanley Co.	11,000		579,920
New York Community Bancorp, Inc.	56,600	[2]	1,053,326
ProLogis	20,600	[2]	1,347,652
Prudential Financial, Inc.	13,700		1,289,718
Raymond James Financial, Inc.	10,200	[2]	331,296
Travelers Companies, Inc., The	24,000		1,274,640
UnumProvident Corp.	43,200	[2]	1,073,088
Total Financials			23,287,635
Health Care—8.6%
Bristol-Myers Squibb Co.	40,700		1,205,941
Genzyme Corp.*	15,700		1,176,401
Humana, Inc.*	19,900		1,532,897
Invitrogen Corp.*	13,500	[2]	1,309,635
Medco Health Solutions, Inc.*	6,500		649,935

Schedule of Portfolio Investments (continued) Security Description	Shares		Value
Health Care (continued)
Merck & Co., Inc.	30,800		$1,828,288
Thermo Fisher Scientific, Inc.*	8,200		472,648
Total Health Care			8,175,745
Industrials—9.9%
CNH Global N.V.	19,200	[2]	1,177,536
Cooper Industries, Ltd., Class A	26,900	[2]	1,350,918
Cummins, Inc.	6,600		771,540
Dryships, Inc.	9,600	[2]	907,008
General Electric Co.	44,500		1,703,905
Goodrich Corp.	15,000		1,069,350
ITT Industries, Inc.	11,200		721,728
SPX Corp.	5,000		508,800
Terex Corp.*	9,500		612,275
UAL Corp.*	15,900	[2]	650,946
Total Industrials			9,474,006
Information Technology—5.9%
Adobe Systems, Inc.*	14,200		598,388
Hewlett-Packard Co.	27,000		1,381,320
International Business Machines Corp.	8,400		883,512
Kla-Tencor Corp.	11,300	[2]	543,304
Sandisk Corp.*	26,000	[2]	973,440
Sun Microsystems, Inc.	31,550		655,609
Teradata Corp.*	23,000		597,080
Total Information Technology			5,632,653
Materials—4.8%
Celanese Corp.	61,200		2,428,416
Cytec Industries, Inc.	10,400		637,936
Freeport McMoRan Copper & Gold, Inc., Class B	14,900		1,474,057
Total Materials			4,540,409
Telecommunication Services—5.7%
AT&T, Inc.	88,500		3,381,585
Verizon Communications, Inc.	48,600		2,100,006
Total Telecommunication Services			5,481,591
Utilities—8.9%
American Electric Power Co., Inc.	52,200		2,488,374
Edison International	33,800		1,892,124
FirstEnergy Corp.	17,700		1,213,512
Northeast Utilities	33,500	[2]	1,057,930
NRG Energy, Inc.*	25,400	[2]	1,076,706
Xcel Energy, Inc.	33,900	[2]	783,429
Total Utilities			8,512,075
Total Common Stocks (cost $85,082,298)			92,982,891
Other Investment Companies—22.1%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	18,159,153		18,159,153
Dreyfus Cash Management Fund, Institutional Class Shares, 4.92%	2,904,306		2,904,306
Total Other Investment Companies (cost $21,063,459)			21,063,459
Total Investments—119.4% (cost $106,145,757)			114,046,350
Other Assets, less Liabilities—(19.4)%			(18,510,486)
Net Assets—100%			$95,535,864

Note: Based on the approximate cost of investments of $106,161,386 for Federal income tax purposes at November 30, 2007, the aggregate gross unrealized appreciation and depreciation were $10,258,949 and $2,373,985, respectively, resulting in net unrealized appreciation of investments of $7,884,964.

*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the November 30, 2007 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2007, amounting to a market value of $17,794,439 or approximately 18.6% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Systematic Mid-Cap Value Fund

November 30, 2007

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks—97.6%
Consumer Discretionary—13.2%
Advance Auto Parts, Inc.	4,400		$158,223
American Axle & Manufacturing Holdings, Inc.	6,350		146,812
Gap, Inc., The	11,425		233,070
Jack in the Box, Inc.*	9,050		271,048
Magna International, Inc.	1,525	[2]	128,512
Phillips-Van Heusen Corp.	4,750		201,495
Snap-On, Inc.	5,925		289,614
Sotheby’s	4,275		160,099
Tupperware Corp.	7,800		272,064
Total Consumer Discretionary			1,860,937
Consumer Staples—9.6%
BJ’s Wholesale Club, Inc.*	8,350		312,707
H.J. Heinz Co.	3,250		153,725
Loews Corp.—Carolina Group	3,825		340,234
Longs Drug Stores Corp.	4,325	[2]	228,879
Molson Coors Brewing Co.	3,000		161,520
Pepsi Bottling Group, Inc.	3,800		162,146
Total Consumer Staples			1,359,211
Energy—5.5%
Frontier Oil Corp.	3,000		132,600
Noble Energy, Inc.	2,700		194,508
Oil States International, Inc.*	1,425	[2]	45,187
St. Mary Land & Exploration Co.	6,125		240,712
Williams Co., Inc.	4,725		164,005
Total Energy			777,012
Financials—23.8%
Alleghany Corp.*	695		284,255
Ameriprise Financial, Inc.	3,025		177,537
AON Corp.	5,800		289,826
Diamondrock Hospitality Co.	13,925		241,181
First Niagara Financial Group, Inc.	13,725		170,602
Health Care REIT, Inc.	8,275	[2]	370,803
Mid-America Apartment Communities, Inc.	2,400		115,896
New York Community Bancorp, Inc.	21,300	[2]	396,393
Northern Trust Corp.	3,300		267,267
Realty Income Corp.	14,025		399,712
Signature Bank*	2,350		87,068
UnumProvident Corp.	12,450		309,258
Zenith National Insurance Corp.	6,075		255,332
Total Financials			3,365,130
Health Care—6.1%
Dentsply International, Inc.	6,225		266,306
Genzyme Corp.*	2,650		198,564
Humana, Inc.*	1,850		142,505
Invitrogen Corp.*	2,550	[2]	247,376
Total Health Care			854,751
Industrials—10.9%
CNH Global N.V.	5,350		328,116
Cooper Industries, Ltd., Class A	5,150		258,633
Dryships, Inc.	1,650		155,892
Goodrich Corp.	1,725		122,975
GrafTech International Ltd.*	8,000	[2]	128,560
Harsco Corp.	5,700		342,399
HNI Corp.	2,700	[2]	98,631
ITT Industries, Inc.	1,650		106,326
Total Industrials			1,541,532

Schedule of Portfolio Investments (continued) Security Description	Shares		Value
Information Technology—8.2%
Check Point Software Technologies Ltd.*	8,550	[2]	$195,111
Mettler Toledo International, Inc.*	350		40,726
Plantronics, Inc.	8,500		228,225
SAIC, Inc.*	9,275	[2]	184,944
Sandisk Corp.*	4,000		149,760
Semtech Corp.*	5,225		79,734
Sun Microsystems, Inc.	4,650		96,626
Teradata Corp.*	7,000		181,720
Total Information Technology			1,156,846
Materials—5.5%
Celanese Corp.	8,850		351,168
Haynes International, Inc.*	2,575		217,613
NOVA Chemicals Corp.	3,900	[2]	126,126
Terra Industries, Inc.*	2,075	[2]	78,394
Total Materials			773,301
Telecommunication Services—2.4%
NTELOS Holdings Corp.	12,625		334,941
Utilities—12.4%
AGL Resources, Inc.	5,075		188,181
American Electric Power Co., Inc.	8,350		398,044
Edison International	4,650		260,307
FirstEnergy Corp.	2,350		161,116
Northeast Utilities	7,050		222,639
NRG Energy, Inc.*	4,650	[2]	197,114
NSTAR	9,025		315,875
Total Utilities			1,743,276
Total Common Stocks (cost $13,429,485)			13,766,937
Other Investment Companies—38.7%[1]
Bank of New York Institutional Cash Reserves Fund, 4.83%[3]	1,028,688		1,028,688
Dreyfus Cash Management Fund, Institutional Class Shares, 4.92%	4,428,832		4,428,832
Total Other Investment Companies (cost $5,457,520)			5,457,520
Total Investments—136.3% (cost $18,887,005)			19,224,457
Other Assets, less Liabilities—(36.3)%			(5,120,386)
Net Assets—100%			$14,104,071

Note: Based on the approximate cost of investments of $18,887,719 for Federal income tax purposes at November 30, 2007, the aggregate gross unrealized appreciation and depreciation were $583,167 and $246,429, respectively, resulting in net unrealized appreciation of investments of $336,738.

*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the November 30, 2007 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2007, amounting to a market value of $1,015,840 or approximately 7.2% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: January 25, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 25, 2008